Submission	Aug. 28, 2024
Submission [Line Items]
Central Index Key	0001476150
Registrant Name	Terreno Realty Corporation
Registration File Number	333-276959
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES